Post- Employment Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in plan assets
Fair value of plan assets, beginning balance	$ 3,547	$ 3,099
Interest income	115	80
Employer contributions	622	479
Employee contributions	622	479
Currency translation effects	182	(33)
Remeasurements: return on plan assets (excluding interest income)	20	2
Fair value of plan assets, ending balance	7,946	3,547
Plan assets [Member]
Change in plan assets
Fair value of plan assets, beginning balance	10,955	9,131
Interest income	115	80
Employer contributions	622	479
Employee contributions	622	479
Net benefits paid	4,071	888
Currency translation effects	354	(104)
Remeasurements: return on plan assets (excluding interest income)	20	2
Fair value of plan assets, ending balance	$ 16,759	$ 10,955